Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Apr. 28, 2012	Jan. 28, 2012
Accumulated depreciation	$ 34,463	$ 31,530	$ 24,811	$ 22,704
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	100,000,000	100,000,000
Preferred Stock, shares issued	0	0	89,291,773	89,291,773
Preferred Stock, shares outstanding	0	0	89,291,773	89,291,773
Preferred Stock, liquidation preference	$ 0	$ 0	$ 218,588	$ 214,420
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000
Common stock, shares issued	54,019,137	53,980,797	18,262,303	16,248,797
Common stock, shares outstanding	54,019,137	53,980,797	18,262,303	16,248,797
Nondesignated Stock [Member] | Convertible Preferred Stock [Member]
Preferred stock, shares authorized	5,000,000	5,000,000	10,000,000	10,000,000
Designated Stock [Member] | Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	0	0	90,000,000	90,000,000
Preferred stock dividend, percentage	8.00%	8.00%	8.00%	8.00%